Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loss Per Share

NOTE 3 – LOSS PER SHARE

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
(in thousands)
Net loss	$(354)	$(1)	$(1,580)	$(2,141)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)
Dividends on preferred stock	(96)	(96)	(285)	(285)

Loss available to common shareholders	$(468)	$(114)	$(1,919)	$(2,476)

The number of shares used to compute basic and diluted loss per share were as follows:

Weighted Average Shares outstanding	1,245,267	1,245,267	1,245,267	1,245,267
Effect of dilutive securities:
Stock options	—	—	—	—

Shares used to compute diluted loss per share	1,245,267	1,245,267	1,245,267	1,245,267

Loss per share:
Basic	$(0.38)	$(0.09)	$(1.54)	$(1.99)
Diluted	(0.38)	(0.09)	$(1.54)	$(1.99)

There were 31,830 anti-dilutive shares at both September 30, 2012 and 2011.

NOTE 14 – LOSS PER SHARE

The factors used in the loss per common share computation follow:

	2011	2010
Basic
Net loss	$(11,006)	$(4,574)
Less: Accretion of discount on preferred stock	(67)	(64)
Dividends on preferred stock	(380)	(380)

Net loss available to common shareholders	$(11,453)	$(5,018)

Weighted-average common shares outstanding	1,245,267	1,245,267

Basic loss per share	$(9.20)	$(4.03)

Diluted
Net loss	$(11,006)	$(4,574)
Less: Accretion of discount on preferred stock	(67)	(64)
Dividends on preferred stock	(380)	(380)

Net loss available to common shareholders	$(11,453)	$(5,018)

Weighted-average common shares outstanding for basic earnings per share	1,245,267	1,245,267
Add dilutive effects of assumed exercise of stock options	360	—

Average shares and dilutive potential common shares	1,245,627	1,245,267

Diluted loss per share	$(9.20)	$(4.03)

There were 32,330 and 32,730 anti-dilutive shares at December 31, 2011 and 2010, respectively.